Goodwill and Intangible Assets - Summary of Components of Gross and Net Intangible Asset (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Gross Amount	$ 65,800	$ 65,800	$ 65,800
Accumulated Amortization	(31,803)	(26,868)	(20,288)
Net Carrying Amount	33,997	38,932	45,512
Customer relationships
Gross Amount	47,400	47,400	47,400
Accumulated Amortization	(22,910)	(19,355)	(14,615)
Net Carrying Amount	24,490	28,045	32,785
Trade names and trademarks
Gross Amount	18,400	18,400	18,400
Accumulated Amortization	(8,893)	(7,513)	(5,673)
Net Carrying Amount	$ 9,507	$ 10,887	$ 12,727